Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) (Tables) [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2012
	First	Second	Third	Fourth

Revenue	$73,233	$20,158	$176,608	$316,177
Gross profit (loss)	$(17,172)	$9,568	$32,281	$140,622
Net gains (losses) on derivative revaluations	$1,076,721	$1,485,470	$(385,209)	$1,582,164
Net income (loss)	$(2,904,695)	$(1,269,630)	$(2,967,580)	$(1,034,757)
Net income (loss) attributable to common stockholders	$(3,101,360)	$(1,468,754)	$(3,169,192)	$(1,238,890)
Net income (loss) per share – basic and diluted	$(0.07)	$(0.04)	$(0.08)	$(0.03)

Restated Period [Member]
Quarterly Financial Data (Unaudited) (Tables) [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2011
	First	Second	Third	Fourth

Revenue	$351,032	$44,905	$89,088	$37,906
Gross profit (loss)	$210,083	$30,963	$(403,158)	$(716,861)
Net gains (losses) on derivative revaluations	$381,829	$(1,619,723)	$8,624,976	$1,884,903
Net income (loss)	$(3,803,829)	$(9,209,548)	$3,580,921	$(3,712,622)
Net income (loss) attributable to common stockholders	$(3,867,949)	$(18,590,846)	$3,222,282	$(3,601,540)
Net income (loss) per share – basic	$(0.09)	$(0.45)	$0.08	$(0.09)
Net income (loss) per share – diluted	$(0.09)	$(0.45)	$0.03	$(0.09)